Exhibit 99.1

“Report of Independent Accountants on Applying

Agreed-Upon Procedures

Marlin Leasing Corporation (dba PEAC Solutions)

300 Fellowship Road

Mount Laurel, New Jersey 08054

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Marlin Leasing Corporation (dba PEAC Solutions) (the “Company,” as the engaging party), HPS Investment Partners, LLC, and Wells Fargo Securities, LLC, who are collectively referred to herein as the “Specified Parties”, solely to assist you with the accuracy of certain attributes of the collateral assets (the “Subject Matter”), in connection with the issuance of asset backed notes collateralized by a pool of working capital loans and equipment leases by PEAC Solutions Receivables 2026-2 LLC, (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the attributes of the collateral assets which may be included in the Transaction.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Company instructed us to select randomly 60 equipment lease contracts (the “Equipment Lease”), 60 xerox contracts (the “Xerox”), 20 working capital loans (the “WC Loans”), and 10 expo contracts (the “PEAC Holdings Receivables”), (collectively, the “Sample Receivables”), from the Preliminary Pool File (as defined below) which the Company represented was as of the Cut-off Date and may be included in the collateral pool of assets for the Transaction.

PricewaterhouseCoopers LLP, 655 New York Ave NW, Suite 1100 Washington, DC 20001
(202) 414 1000
www.pwc.com/us

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This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●

the completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

●	the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

●	the existence of the assets or collateral securing such assets;

●

the rights of any party including, the Specified Parties, the Responsible Party, or the Transaction have to the assets or collateral securing such assets or any obligations on those assets or collateral securing such assets;

●	the value of collateral securing such assets; and

●	the compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction offering documents.

It should be understood that we make no representations as to:

●	the interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;

●	your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;

●	the reasonableness of any of the assumptions provided by the Company; and

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●

the adequacy of the sample size, as provided by the Specified Parties, nor do we draw any conclusions about the entire pool of receivables based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction. The procedures performed and results thereof are described below.

The following definitions were adopted in presenting our procedures and findings:

●	The phrase “compared” refers to the comparison of one or more data elements to underlying documentation.

●	The phrase “recalculated” refers to a recalculation of one of more data elements using a prescribed methodology and the information provided.

●	The phrase “Cut-off Date” refers to August 31, 2026.

●

The phrase “Xerox Direct” refers to Xerox Sample Receivables with the attribute “DIRECT” and the phrase “Xerox Indirect” refers to Xerox Sample Receivables with an attribute other than “DIRECT” in the “Source” field of the Data Tape (each as defined below).

Data, Information and Documents Provided

The Company provided the following data, information, and documents related to the Sample Receivables:

1.

On September 10, 2026, the Company provided us an Excel file, “PUS- Portfolio Tape - 202608—PEAC v3a.xlsb”, which the Company represented to contain certain data points from the Company’s servicing system as of the Cut-off Date for the Company’s portfolio of contracts (the “Preliminary Data Tape”),

a.

On October 14, 2026, the Company provided the Xerox Direct CF and Unpaid File (defined below) that the Company represented to contain additional next due date and payment amount data points from the Company’s servicing systems as of the Cut-off Date for the Company’s Xerox Direct assets. At the instruction of the Company, we appended the Preliminary Data Tape with additional data points identified by the Company to be contained in the Xerox Direct CF and Unpaid File. The Preliminary Data Tape as appended is referred to hereinafter as the “Data Tape”,

2.

On September 22, 2026, the Company provided us an Excel file, “PEAC 26-2 Tape (Pool Pick) v3.xlsx”, which the Company represented to contain the expected preliminary pool of assets for the Transaction (the “Preliminary Pool File”),

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3.	For each Sample Receivable, a PDF or image file of a loan or lease contract, including any addendums to the contract (the “Contract”),

4.

For each Equipment Lease, Xerox Indirect, and PEAC Holdings Receivables Sample Receivable, screenshots the Company represented to be from the Company’s related servicing system (the “System Screenshots”), as of September 28, 2026, September 30, 2026, October 6, 2026, October 8, 2026, or October 15, 2026 (each a “Screenshot Date”),

5.

For the Sample Receivables, Excel files the Company represented to contain information related to the Sample Receivables’ interest rate which the Company represents was sourced from the Company’s “ILS Database” (together, the “Yield File”),

6.

For Xerox Direct Sample Receivables, an Excel file, “Pwc_FF_Audit - Xerox Direct .xlsx” containing information related to certain attributes of the Xerox Direct Sample Receivables (the “Xerox Direct Receivables File”),

7.

For Xerox Direct Sample Receivables, an Excel file, “Xerox Direct Data with CFs_Aug26_v2.xlsb”, represented by the Company as the remaining cashflows for each Xerox Direct Sample Receivables as of the Cut-off Date, showing the remaining balance on the leases, uncollected amounts, next due date, and payment amount (the “Xerox Direct CF and Unpaid File”),

8.	For Equipment Lease, Xerox Indirect, and PEAC Holdings Receivables Sample Receivable, screenshots the Company represented to contain certain payment information (the “Payment Screenshots”),

9.	For WC Loans, Excel files represented by the Company to contain the loan amortization information (the “WC Support”),

10.	For Xerox Direct, an email confirmation mapping the worksheet number to the contract number (the “Xerox Direct ID Mapping”),

11.	For each Equipment Lease, Xerox Indirect, and PEAC Holdings Receivables Sample Receivable, screenshots the Company represented to contain equipment type (the “Equipment Type Data”),

12.	For Sample Receivables, an email confirmation on the variations of lessee name which the Company represented to be acceptable variations (the “Lessee Confirmation”),

13.

For Xerox Direct Sample Receivables #2 and #3, PDF files represented by the Company to contain either a) an electronic contract approval and an agreement authorizing electronic contract approval or b) a purchase order; (together the “Authorization Files”),

14.	For Equipment Lease Sample Receivable #11, an email with a system screenshot that the Company represents shows the customer state of the contract (the “Customer State Screenshot”),

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15.

For Equipment Lease Sample Receivables #10, #15, #25, and #60, PDF files and an Excel file that the Company represented shows the payment amount of the contract, inclusive of upfront tax (the “Upfront Tax Support”),

16.

For Equipment Lease Sample Receivables #19, #20, and #27, system screenshots that the Company represents contains information on monthly service pass through fees for each contract (the “Pass Through Fee Support”),

17.

For WC Loan Sample Receivables #3, #17, and #18, an email containing system screenshots that the Company represents shows payments received for each contract after the Cut-off Date (the “WC Payment Support”), and

18.	For Xerox Direct Sample Receivables #1, #2, #4, and #8, screenshots the Company represented to contain payment amount information for the contracts (the “Xerox Direct System Payment Support”).

The data, information and documents listed above are collectively referred to as the “Data, Information, and Documents”. The Company is responsible for the Data, Information and Documents.

I.	Procedures Performed

We performed the following agreed-upon procedures on the Sample Receivables. In the event that a file was not clear, data was missing, or there was a question with regard to information contained in the file relevant to the performance of these agreed-upon procedures, we contacted the Company’s operations manager or a designee as identified by the Company for clarification prior to reporting any exceptions. We found no exceptions, other than what we have reported in Exhibit I.

1.

For each Sample Receivable, we either compared, or recalculated and compared the items listed below as set forth in the Data Tape, to information contained in the related source files listed below, applying the respective “Special Instructions” below which were provided by the Company and accepted by the Specified Parties:

	Description	Field on the Data Tape	Name of source file	Compared / Recalculated	Threshold and/or Special Instructions
a.	Contract number	Equipment Lease: “Lease_Number”	System Screenshots	Compared
		Xerox Indirect: “Lease_Number”	System Screenshots	Compared
		Xerox Direct: “Lease_Number”	Xerox Direct Receivables File	Compared

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	Description	Field on the Data Tape	Name of source file	Compared / Recalculated	Threshold and/or Special Instructions
		WC Loan: “Contract_Number”	Contract	Compared	Compare to ID in Contract file name.
		PEAC Holdings Receivables: “Lease_Number”	System Screenshots	Compared
b.	Name of lessee/ borrower	Equipment Lease: “Customer_Name”	Contract	Compared

We were instructed by the Company to perform no procedures on the name of lessee/borrower field for Sample Receivables with a value of “1” in the “Sole Trader/Individual Flag” field in the Data Tape.

We were instructed to use the Lessee Confirmation support file when comparing the field. If the Contract or System Screenshot aligned to a variation within the Lessee Confirmation, it was in agreement.

		Xerox Indirect: “Customer_Name”	Contract	Compared
		Xerox Direct: “Company_Name”	Contract	Compared
		WC Loan: “Customer_name”	Contract	Compared
		PEAC Holdings Receivables: “Customer_Name”	System Screenshots	Compared
c.	i. Commencement date (1)	Equipment Lease: “Contract_Active_Date”	System Screenshots	Compared	Differences of 30 days or less are in agreement.
		WC Loan: “Booked_Date”(1)	WC Support	Compared
		PEAC Holdings Receivables: “Contract_Active_Date”	System Screenshots	Compared
	ii. Booking date	Xerox Indirect: “Booking_Date”	System Screenshots	Compared	Differences of 30 days or less are in agreement.

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	Description	Field on the Data Tape	Name of source file	Compared / Recalculated	Threshold and/or Special Instructions
		Xerox Direct: “Booking_Date”	Xerox Direct Receivables File	Compared	Compare the month and year of the Data Tape value to the month and year of the Xerox Direct Receivables File value. Differences of 1 month or less are in agreement.
d.	Equipment cost	Equipment Lease: “Booked_Amount”	System Screenshots	Compared
		Xerox Indirect: “Booked_Amount”	System Screenshots	Compared
		Xerox Direct: “Total Amount Financed”	Xerox Direct Receivables File	Compared
WC Loan: N/A
		PEAC Holdings Receivables: “Booked_Amount”	System Screenshots	Compared
e.	Residual	Equipment Lease: “Residual”	System Screenshots	Compared	We were instructed by the Company to perform no procedures on the residual field for Equipment Lease Sample Receivables with a financial residual amount of $0 in the Data Tape and designated as an “Equipment Finance Agreement” in the Contract.
		Xerox Indirect: “Residual”	System Screenshots	Compared
Xerox Direct: N/A
WC Loan: N/A
		PEAC Holdings Receivables: “Residual”	System Screenshots	Compared

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	Description	Field on the Data Tape	Name of source file	Compared / Recalculated	Threshold and/or Special Instructions
f.	Receivable maturity date	Equipment Lease: “Maturity Date (Calculated)”	System Screenshots	Compared	Differences of 30 days or less are in agreement.
		Xerox Indirect: “Term_Date”	System Screenshots	Compared
		Xerox Direct: “Term_Date”	Xerox Direct Receivables File	Compared
		WC Loan: “Maturity_Date”	WC Support	Compared
		PEAC Holdings Receivables: “Maturity Date (Calculated)”	System Screenshots	Compared
g.	Payment amount	Equipment Lease: “CONTRACT_PAYMENT _AMOUNT”	Contract, Upfront Tax Support, & Pass Through Fee Support	Compared

For Contracts with multiple payment amounts, use the payment amount applicable as of Cut-off Date.

For Equipment Lease Sample Receivables #10, #15, #25, and #60, use the Upfront Tax Support.

For Equipment Lease Sample Receivables #19, #20, and #27, recalculate Payment amount as the payment amount from the Contract minus the amounts from the Pass Through Fee Support.

		Xerox Indirect: “CONTRACT_PAYMENT _AMOUNT”	System Screenshots	Compared
		Xerox Direct: “Payment Amt”	Xerox Direct Receivables File, Xerox Direct System Payment Support	Compared	For Xerox Direct Sample Receivables #1, #2, #4, and #8, use the Xerox Direct System Payment Support.

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	Description	Field on the Data Tape	Name of source file	Compared / Recalculated	Threshold and/or Special Instructions
		WC Loan: “contract_payment_amount”	Contract	Compared
		PEAC Holdings Receivables: “Contract Payment Amount”	System Screenshots	Compared
h.	Payment frequency	Equipment Lease: “Payment_Frequency”	Contract	Compared	“D” and “Daily”; “W” and “Weekly”; “M” and “Monthly”; and “Q” and “Quarterly” are in agreement.
		Xerox Indirect: “Payment_Frequency”	Contract	Compared
		Xerox Direct: “Payment_Frequency”	Contract	Compared
		WC Loan: “Payment_Frequency”	Contract	Compared
		PEAC Holdings Receivables: “Payment_Frequency”	System Screenshots	Compared
i.	Equipment type	Equipment Lease: “EQUIPMENT_DESCRIPTION”	Equipment Type Data	Compared	Refer to Exhibit II, 1.
		Xerox Indirect: “Equipment_Description”	Equipment Type Data	Compared	Refer to Exhibit II, 1.
		Xerox Direct: “Equipment_Description”	Xerox Direct Receivables File	Compared	Refer to Exhibit II, 1.
WC Loan: N/A
		PEAC Holdings Receivables: “Equipment Description”	Equipment Type Data	Compared	Refer to Exhibit II, 1.
j.	State or territory of bill recipient/ State or territory of incorporation	Equipment Lease: “customer_state”	Contract, Customer State Screenshot	Compared	For Equipment Lease Sample Receivable #11, use the Customer State Screenshot.
		Xerox Indirect: “customer_state”	Contract	Compared
		Xerox Direct: “State”	Contract	Compared
WC Loan: N/A
		PEAC Holdings Receivables: “customer_state”	Contract	Compared	We were instructed by the Company to perform no procedures on the state of incorporation

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	Description	Field on the Data Tape	Name of source file	Compared / Recalculated	Threshold and/or Special Instructions
field for Sample Receivables with a value of “Federal” in the “Program Type Description” field in the Data Tape.
k.	Security deposit amount	Equipment Lease: “Security_Deposit”	Contract	Compared
		Xerox Indirect: “Security_Deposit”	System Screenshots	Compared
Xerox Direct: N/A
WC Loan: N/A
PEAC Holdings Receivables: N/A
l.	Interest rate/IRR/yield	Equipment Lease: “Net_Yield (%)”	Yield File	Compared
		Xerox Indirect: “Net Yield (%)”	Yield File	Compared
		Xerox Direct: “Net_Yield_post_comm.”	Yield File	Compared	Round both the Data Tape value and Yield File value to two decimal places prior to comparison.
		WC Loan: “Net Yield”	Yield File	Compared
		PEAC Holdings Receivables: “Gross_Yield(%)”	Yield File	Compared	Multiply the Yield File value by 100 and round both the Data Tape value and Yield File value to two decimal places prior to comparison.
m.	Next due date (Month and Year)	Equipment Lease: “Paid_To_Date”	System Screenshots & Payment Screenshots	Recalculated	Refer to Exhibit II, 2.
		Xerox Indirect: “Paid_To_Date”	System Screenshots & Payment Screenshots	Recalculated / Compared	Refer to Exhibit II, 3.

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	Description	Field on the Data Tape	Name of source file	Compared / Recalculated	Threshold and/or Special Instructions
		Xerox Direct: “Next Due date”	Xerox Direct CF and Unpaid File	Compared	The month and year of the first positive amount listed in the Xerox Direct CF and Unpaid File. Perform no procedures on Sample Receivables where “Contract Balance Remaining” = 0.
WC Loan: N/A
		PEAC Holdings Receivables: “Paid_To_Date”	System Screenshots & Payment Screenshots	Recalculated / Compared	Refer to Exhibit II, 4.
n.	Original term of receivable	Equipment Lease: “Contract_Term’	Contract, System Screenshots	Recalculate / Compared

Recalculate contract term as the original term on the Contract less the number of advance payments on the Contract.

As instructed by the Company, use the System Screenshots for Equipment Lease Sample Receivable #19.

		Xerox Indirect: “Contract_Term”	Contract, System Screenshots	Compared	As instructed by the Company, use the System Screenshots for Xerox Indirect Sample Receivable #38.
		Xerox Direct: “Contract_Term”	Contract	Compared
		WC Loan: “Contract_Term”	Contract	Recalculated / Compared	If not displayed on the Contract, for contracts with payment frequency of “D” or “W” on the Data Tape, recalculate the contract term as the number of months between the

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	Description	Field on the Data Tape	Name of source file	Compared / Recalculated	Threshold and/or Special Instructions
commencement date and the maturity date.
		PEAC Holdings Receivables: “Contract_Term”	System Screenshots	Compared
o.	Contract remaining balance	Equipment Lease: “Contract_Balance_Remaining”	System Screenshots & Payment Screenshots	Recalculated	Refer to Exhibit II, 5.
		Xerox Indirect: “Contract_Balance_Remaining”	System Screenshots & Payment Screenshots	Recalculated	Refer to Exhibit II, 5.
		Xerox Direct: “Contract Balance Remaining”	Xerox Direct CF and Unpaid File	Recalculated	Sum the payments indicated in the Xerox Direct CF and Unpaid File after the Cut-off Date together with the amounts in “Billed But Uncollected” field of the Xerox Direct CF and Unpaid File.
		WC Loan: “Contract_Balance_Remaining”	WC Support	Recalculated	Refer to Exhibit II, 6.
		PEAC Holdings Receivables: “Contract_Balance_Remaining”	System Screenshots & Payment Screenshots	Compared	Refer to Exhibit II, 5.

(1)	The Company represented that “Booked_Date” on the Data Tape is commencement date.

We have not performed any procedure above for which the “Field on the Data Tape” above indicates “N/A”.

2.

For 148 Sample Receivables, we observed the presence of a signature on the Contract. For 2 Sample Receivables, we were provided Authorization Files. We make no comment as to the authenticity or validity of any signature or Authorization Files.

***

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This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the accuracy of certain attributes of the Sample Receivables as of the Cut-off Date. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

Washington, DC

October 23, 2026

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Exhibit I

No exceptions noted.

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Exhibit II

1.	For purposes of comparing the Equipment type field, the below were considered to be in agreement:

Source Equipment type	Data Tape
COPIER	Copiers & Printing
014.004 (Copiers)	Copiers
011.002 (Ice Machines)	Ice Machines
004.000 (Medical)	Medical
014.100 (Other Office Equ	Other Office Equipment
006.005 (Air Compressors)	Air Compressors
020.004 (VOIP)	VOIP
050.000 (Musical Instrume	Musical Instruments
036.000 (Signs-Non Cust	Signs - Non Customized
011.100 (Other Restauran	Other Restaurant
077.001 (Dental Implant S	Dental Implant Systems
019.000 (Fitness)	Fitness
006.100 (Other C&I)	Other C&I
046.000 (HVAC)	HVAC
006.008 (Fork Lift)	Fork Lift
006.010 (Furnace)	Furnace
028.005 (Excavator)	Excavator
076.003 (Exam/Patient Ro	Exam/Patient Room Devices
001.001 (Printing)	Printing
014.011 (Office Furniture)	Office Furniture
028.100 (Other Constructi	Other Construction
075.001 (Cosmetic Therap	Cosmetic Therapy
500.003 (Titled V-Trailers)	Titled V-Trailers
014.004 (Copiers)	Copiers & Printing
001.001 (Printing)	Copiers & Printing
014.100 (Other Ofiice Equ	Office Equipment & Furniture
075.001 (Cosmetic Therap	Cosmetic Therapy
077.001 (Dental Implant S	Dental Implant Systems
076.003 (Exam/Patient Ro	Exam/Patient Room Devices
050.000 (Musical Instrume	Musical Instruments
014.100 (Other Ofiice Equ	Office Equipment & Furniture
028.100 (Other Constructi	Other Construction
014.100 (Other Office Equ	Other Office Equipment
011.100 (Other Restauran	Other Restaurant
036.000 (Signs-Non Cust	Signs - Non Customized
500.006 (Titled V-Comme	Titled V-Commercial

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Source Equipment type	Data Tape
Options for Notebooks & Tablets, Computers: Workstations, Displays: Monitors, Computers: Desktops, Hardware Maintenance & Support, Computers: Tablets, Computers: Notebooks.	Computers: Desktops, Computers: Notebooks, Computers: Tablets, Computers: Workstations, Displays: Monitors, Hardware Maintenance & Support, Options for Notebooks & Tablets
Software Maintenance & Support, Network Web: Firewall, First Call -HW M&S, Network: Web: Internet Appliance, SW: Firewall/VPN (License).	First Call - HW M&S, Network: Web: Firewall, Network: Web: Internet Appliance, Software Maintenance & Support, SW: Firewall/VPN (License)
Computers: Notebooks, Options for Handhelds, Hardware Maintenance & Support.	Computers: Notebooks, Hardware Maintenance & Support, Options for Handhelds
Options for Storage, Processors, Power Supplies, Network: LAN Switches, Hardware Maintenance & Support, Cables: Others, SW: Firewall/VPN (License), Network: Web: Firewall, Switch Boxes.

Computers: Desktops, Displays: Monitors, Hardware Maintenance & Support, Options for Storage, Processors, SW: Network Security Software (License), SW: Security (License), SW: Storage Software (License)

SW: Storage Software (License), SW: Security (License), SW: Network Software (License).	SW: Network Software (License), SW: Security (License), SW: Storage Software (License)
Network: LAN Switches, Network: Modules: Others, Network: Transceivers, Network: Web: Content Filter/Engine, Network: Others, UPS, Power Supplies, Network: Security Devices.	Network: LAN Switches, Network: Modules: Others, Network: Others, Network: Security Devices, Network: Transceivers, Network: Web: Content Filter/Engine, Power Supplies, UPS
Software Maintenance & Support, 3rd Party - Consulting Services, SW: Printer Software (License), 3rd Party - Professional Services, Options for Printers.	3rd Party - Consulting Services, 3rd Party - Installation Services, 3rd Party - Professional Services, Options for Printers, Software Maintenance & Support, SW: Printer Software (License)

Network: Modules: Others, SW: Storage Software (License), Options for Storage, Memory: Network Flash, Network: Others, Software Maintenance & Support, 3rd Party - Professional Services, Cables: Others, Drives: HD, Network Storage.

3rd Party - Professional Services, Cables: Others, Drives: HD, Hardware Maintenance & Support, Memory: Network Flash, Network Storage, Network: Modules: Others, Network: Others, Options for Storage, Software Maintenance & Support, SW: Storage Software (License)

Printers: Multifunction, Other Input Devices, Memory: Others, 3rd Party - Installation Services, 3rd Party - Professional Services, Copiers & Fax Machines, AC Adapters & Power Cords, Hardware Maintenance & Support, Network: Modules: Others, SW: Printer Software (License), Plotters, Boards: Controllers.

3rd Party - Installation Services, 3rd Party - Professional Services, AC Adapters & Power Cords, Boards: Controllers, Copiers & Fax Machines, Hardware Maintenance & Support, Memory: Others, Network: Modules: Others, Other Input Devices, Plotters, Printers: Multifunction, SW: Printer Software (License)

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Source Equipment type	Data Tape

Computer Hard/Soft (Gen)	001.000 (Computer Hard/

Computer Laptops	001.002 (Computer Lapto

SAP Software	001.007 (SAP Software)

SAP Software	001.007 (SAP Software)

SAP Software	001.007 (SAP Software)

Security Systems	008.002 (Security Systems

Automotive (General)	013.000 (Automotive (Gen

Copier - Used	014.001 (Copier - Used)

Landscaping	035.000 (Landscaping)

Healthcare Diagnostic(Gen	074.000 (Healthcare Diagr

Dental Systems	074.002 (Dental Systems)

Dental Systems	074.002 (Dental Systems)

Dental Systems	074.002 (Dental Systems)

Healthcare Computer Hardw	076.001 (Healthcare Com

Titled V-Other	500.008 (Titled V-Other)

001.000 (Computer Hard/	Computer Hard/Soft (Gen)

001.002 (Computer Lapto	Computer Laptops

001.007 (SAP Software)	SAP Software

001.007 (SAP Software)	SAP Software

001.007 (SAP Software)	SAP Software

008.002 (Security Systems	Security Systems

013.000 (Automotive (Gen	Automotive (General)

014.001 (Copier - Used)	Copier - Used

035.000 (Landscaping)	Landscaping

074.000 (Healthcare Diagr	Healthcare Diagnostic(Gen

074.002 (Dental Systems)	Dental Systems

074.002 (Dental Systems)	Dental Systems

074.002 (Dental Systems)	Dental Systems

076.001 (Healthcare Com	Healthcare Computer Hardw

500.008 (Titled V-Other)	Titled V-Other

COPIER	Copiers

900.032 (Maintenance & R	Maintenance & Repairs

900.014 (Consulting/Train	Consulting/Training

001.100 (Other Computer	Other Computer Equipment

2.	For Equipment Lease Sample Receivables, for purposes of recalculating and comparing Next Due Date, we were instructed by the Company to apply the following methodology:
i)	Subtract one month from the “Next Aging Date” displayed in the System Screenshots.

Report of Independent Accountants on Applying Agreed-Upon Procedures PEAC Solutions Receivables 2026-2 LLC October 23, 2026 Page 18 of 19

ii)

For Sample Receivables with preliminary differences to 2.i) above, use the “Due Date” of the earliest payment displayed in the Payment Screenshots with a date received in the Payment Screenshots occurring after the Cut-off Date.

iii)

For Sample Receivables with preliminary differences to 2.i) and 2.ii) above, use the “Due Date” received in the Payment Screenshots before the Cut-off Date, and a posted to account date in the Payment Screenshots after the Cut-off Date.

iv)

For Sample Receivables that do not have a “Due Date” listed in the Payment Screenshots, subtract one month from the “Paid to Date” displayed in the Payment Screenshots for each monthly payment that was received after the Cut-off Date.

3.	For Xerox Indirect Sample Receivables, for purposes of recalculating and comparing Next Due Date, we were instructed by the Company to apply the following methodology:
i)	Add one month to the Cut-off Date.
ii)	For Sample Receivables with preliminary differences to 3.i) above, use the “Paid to Date” in the System Screenshots.
iii)

For Sample Receivables with preliminary differences to 3.i) and 3.ii) above, use the “Due Date” of the earliest payment displayed in the Payment Screenshots with a date received in the Payment Screenshots occurring after the Cut-off Date.

iv)

For Sample Receivables with preliminary differences to 3.i), 3.ii) and 3.iii) above, use the “Due Date” received in the Payment Screenshots before the Cut-off Date, and a posted to account date in the Payment Screenshots after the Cut-off Date.

4.	For PEAC Holdings Receivables Sample Receivables, for purposes of recalculating and comparing Next Due Date, we were instructed by the Company to apply the following methodology:
i)	Use the “Paid to Date” in the System Screenshots.
ii)

For Sample Receivables with preliminary differences to 4.i) above, use the “Due Date” of the earliest payment displayed in the Payment Screenshots with a date received in the Payment Screenshots occurring after the Cut-off Date.

iii)

For Sample Receivables with preliminary differences to 4.i) and 4.ii) above, use the “Due Date” received in the Payment Screenshots before the Cut-off Date, and a posted to account date in the Payment Screenshots after the Cut-off Date.

5.

For each Equipment Lease, Xerox Indirect, and PEAC Holdings Receivables Sample Receivables, for purposes of recalculating and comparing contract remaining balance, we were instructed by the Company to apply the following methodology:

i)	Use the contract remaining balance displayed in the System Screenshots.
ii)

For Sample Receivables with preliminary differences to 5.i) above, add payments indicating a date received in the Payment Screenshots between the Cut-off Date and Screenshot Date, if any, to the contract remaining balance displayed in the System Screenshots.

Report of Independent Accountants on Applying Agreed-Upon Procedures PEAC Solutions Receivables 2026-2 LLC October 23, 2026 Page 19 of 19

iii)

For Sample Receivables with preliminary differences to 5.i) and 5.ii) above, add payments indicating a date received in the Payment Screenshots before the Cut-off Date, and a posted to account date in the Payment Screenshots after the Cut-off Date, but on or before the Screenshot Date in the Payment Screenshots, to the contract remaining balance displayed in the System Screenshots.

6.	For each WC Loan Sample Receivable, for purposes of recalculating and comparing contract remaining balance, we were instructed by the Company to apply the following methodology:
i)	Sum the payments indicated in the WC Support after the Cut-off Date.
ii)

For Sample Receivables with preliminary differences to 6.i) above, add payments to the recalculated contract remaining balance, if any, indicating a posting date in the WC Payment Support that is after the Cut-off Date and before the date that we received the WC Support.